Leases (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 147,967	$ 216,065
Amortization of right-of-use assets - finance lease	68,098	79,521	$ 74,671
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 0	$ 0	$ 297,179
Lease contracts			60 months